Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2016	May 31, 2026	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025	May 31, 2026
C000142693 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Including sales charges
Accumulated Value	$ 9,450		$ 10,086	$ 10,173	$ 9,923	$ 6,733	$ 9,068	$ 12,021	$ 11,599	$ 15,900	$ 19,489	$ 24,383
C000142692 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares
Accumulated Value	10,000		10,691	10,806	10,567	7,186	9,698	12,895	12,467	17,109	21,036	26,361
C000142691 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Accumulated Value	10,000		10,582	10,589	10,255	6,891	9,215	12,130	11,615	15,789	19,218	23,856
C000142690 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Accumulated Value	14,175		15,129	15,247	14,873	10,086	13,591	18,024	17,369	23,803	29,194	36,491
Alerian MLP C000142691 Index [Member]
Account Value [Line Items]
Accumulated Value	10,000		10,624	10,230	10,115	6,601	9,482	12,091	13,039	17,653	20,344	25,355
Cushing MLP Premier Tiered C000142691 Index [Member]
Account Value [Line Items]
Accumulated Value	10,000		10,624	10,230	10,115	6,601	9,079	11,876	11,056	14,932	19,122	24,144
Alerian Midstream Energy Select C000142691 Index [Member]
Account Value [Line Items]
Accumulated Value	10,000		11,620	11,520	11,727	8,672	12,626	16,515	15,375	20,765	26,592	33,575
Russell 3000 C000142691 Index [Member]
Account Value [Line Items]
Accumulated Value	10,000		11,769	13,542	13,880	15,471	22,264	21,444	21,880	27,916	31,578	40,876
Morningstar Energy Limited Partnership Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Energy Limited Partnership Category Average
Alerian MLP Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alerian MLP Index
Accumulated Value	15,000		15,935	15,345	15,173	9,902	14,222	18,137	19,558	26,480	30,516	38,033
Cushing MLP Premier Tiered Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Cushing MLP Premier Tiered Index
Accumulated Value	15,000		15,935	15,345	15,173	9,902	13,619	17,813	16,584	22,398	28,683	36,217
Alerian Midstream Energy Select Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alerian Midstream Energy Select Index
Accumulated Value	15,000		17,430	17,279	17,590	13,008	18,939	24,772	23,063	31,148	39,888	50,363
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000®Index
Accumulated Value	$ 15,000		$ 17,654	$ 20,313	$ 20,820	$ 23,206	$ 33,397	$ 32,166	$ 32,821	$ 41,874	$ 47,367	$ 61,314